GOF P6 04/20

SUPPLEMENT DATED APRIL 17, 2020

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

FRANKLIN DISRUPTIVE COMMERCE ETF

FRANKLIN GENOMIC ADVANCEMENTS ETF

FRANKLIN INTELLIGENT MACHINES ETF

FRANKLIN FTSE ASIA EX JAPAN ETF

FRANKLIN FTSE EUROPE HEDGED ETF

FRANKLIN FTSE INDIA ETF

FRANKLIN FTSE EUROPE ETF

FRANKLIN FTSE UNITED KINGDOM ETF

FRANKLIN FTSE TAIWAN ETF

FRANKLIN FTSE SWITZERLAND ETF

FRANKLIN FTSE SOUTH KOREA ETF

FRANKLIN FTSE MEXICO ETF

FRANKLIN FTSE JAPAN HEDGED ETF

FRANKLIN FTSE RUSSIA ETF

FRANKLIN FTSE JAPAN ETF

FRANKLIN FTSE ITALY ETF

FRANKLIN FTSE HONG KONG ETF

FRANKLIN FTSE GERMANY ETF

FRANKLIN FTSE FRANCE ETF

FRANKLIN FTSE CHINA ETF

FRANKLIN FTSE BRAZIL ETF

FRANKLIN FTSE CANADA ETF

FRANKLIN FTSE AUSTRALIA ETF

FRANKLIN FTSE SAUDI ARABIA ETF

FRANKLIN FTSE SOUTH AFRICA ETF

FRANKLIN FTSE LATIN AMERICA ETF

FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

FRANKLIN LIBERTY MUNICIPAL BOND ETF

FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

FRANKLIN LIBERTY SENIOR LOAN ETF

FRANKLIN LIBERTY U.S. CORE BOND ETF

FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

FRANKLIN LIBERTYQ EMERGING MARKETS ETF

FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

FRANKLIN LIBERTYQ U.S. EQUITY ETF

FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

(each a series of Franklin Templeton ETF Trust)

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

(a series of Franklin ETF Trust)

The prospectus is amended as follows:

The first paragraph under the “Fund Details – Principal Risks – Market” section of the prospectus is replaced with the following:

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

Please keep this supplement with your prospectus for future reference.

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